SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of estimated useful lives for property and equipment

Leasehold improvements	Lesser of lease term or estimated useful life of 3 years
Furniture, office and electric equipment	3 to 5 years
Machinery and equipment	10 years
Vehicles	5 years
Buildings	20 years

ZTO Express and its subsidiaries (the "VIE")
Schedule of financial statements after elimination of intercompany balances and transactions

	As of December 31,
	2015	2016
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	587,039	472,816
Restricted cash	266,403	302,102
Accounts receivable, net	56,262	197,559
Inventories	15,720	32,868
Advances to suppliers	256,955	420,948
Prepayments and other current assets	170,824	211,643
Amounts due from related parties	85,740	5,400

Total current assets	1,438,943	1,643,336
Investments in equity investees	249,508	236,515
Property and equipment, net	1,383,357	2,396,660
Land use rights, net	788,717	953,487
Goodwill	4,091,219	4,157,111
Deferred tax assets	81,006	89,954
Other non-current assets	15,707	37,953

TOTAL ASSETS	8,048,457	9,515,016

Liabilities
Current liabilities:
Short-term bank borrowing	300,000	450,000
Accounts payable	280,774	582,271
Advances from customers	295,865	229,704
Income tax payable	300,864	54,774
Amounts due to related parties	103,267	127,471
Acquisition consideration payables	87,766	—
Other current liabilities	1,184,875	1,238,191

Total current liabilities	2,553,411	2,682,411
Deferred tax liabilities	85,059	98,800

TOTAL LIABILITIES	2,638,470	2,781,211

	Years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Total revenue	3,903,572	6,086,455	9,788,768
Net income	406,003	1,331,621	4,145,150
Net cash generated from operating activities	1,071,751	1,898,426	1,415,617
Net cash used in investing activities	(1,116,299)	(1,409,746)	(1,680,896)
Net cash provided by (used in) financing activities	171,064	(65,000)	151,056
Net increase (decrease) in cash and cash equivalents	126,516	423,680	(114,223)
Cash and cash equivalents at beginning of year	36,843	163,359	587,039
Cash and cash equivalents at end of year	163,359	587,039	472,816